SUPPLEMENT DATED SEPTEMBER 20, 2011

TO PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

Effective September 20, 2011, the following Sub-Accounts are added:

LARGE CAP EQUITY
MFS® Value Portfolio (Initial Class)
T. Rowe Price Blue Chip Growth Portfolio1

Massachusetts Financial Services Company, our affiliate, advises MFS® Value Portfolio.  T. Rowe Price Associates, Inc. advises T. Rowe Price Blue Chip Growth Portfolio.

1This Fund does not have different share classes.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Life Corporate VUL 2011